Average Annual Total Returns{- Fidelity Latin America Fund} - 10.31 Fidelity Latin America Fund - AMCIZ PRO-13 - Fidelity Latin America Fund	Fidelity Advisor Latin America Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Latin America Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Latin America Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Latin America Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Latin America Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Latin America Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Latin America Fund: Class Z Return Before Taxes Inception Date	IXYE1 Past 1 year	IXYE1 Past 5 years	IXYE1 Past 10 years
Total	(25.36%)	7.72%	(4.84%)	(25.30%)	7.30%	(5.74%)	(14.95%)	6.02%	(3.28%)	(23.74%)	7.95%	(4.87%)	(22.14%)	8.20%	(4.99%)	(20.51%)	9.39%	(3.95%)	(20.40%)		6.10%	[1]	Oct. 02, 2018	(13.70%)	9.12%	(3.26%)

[1]	(a)Since inception October 2, 2018.